Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (63,586)	$ (78,485)	$ 59,337
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	1,368	1,569	1,670
Stock-based compensation expense	7,223	8,546	7,765
Non-cash interest expense related to note payable	570	1,069	1,650
Net amortization of premiums and discounts on marketable securities	143	807	(47)
Loss on disposal of property and equipment	0	0	1
Non-cash operating lease cost	2,318	2,041	1,950
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,120)	1,653	(32)
Unbilled receivable	0	518	(2,571)
Other assets	383	74	(431)
Accounts payable	(1,301)	(226)	(2,716)
Accrued expenses and other current liabilities	(2,954)	2,307	2,436
Operating lease liability	(2,596)	(2,217)	(423)
Deferred revenue - related party	0	0	(38,592)
Net cash provided by (used in) operating activities	(59,552)	(62,344)	29,997
Cash flows from investing activities:
Purchases of property and equipment	(497)	(120)	(43)
Purchases of marketable securities	(40,191)	(111,632)	(650)
Proceeds from sales or maturities of marketable securities	63,445	12,500	59,000
Net cash provided by (used in) investing activities	22,757	(99,252)	58,307
Cash flows from financing activities:
Proceeds from issuance of convertible note payable, net of issuance costs	0	10,687	10,000
Proceeds for issuance of common stock, net	31,376	29,525	29,086
Proceeds from employee stock purchases	273	266	194
Proceeds from exercise of stock options	11	2,022	802
Net cash provided by financing activities	31,660	42,500	40,082
Net increase (decrease) in cash and cash equivalents and restricted cash	(5,135)	(119,096)	128,386
Cash and cash equivalents and restricted cash at beginning of period	57,640	176,736	48,350
Cash and cash equivalents and restricted cash at end of period	52,505	57,640	176,736
Supplemental disclosure of cash flow information:
Cash paid for interest	2,476	1,406	1,052
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expenses	86	436	1,006
Additional right-of-use asset and related lease liability	755	0	15,003
Conversion of note payable into shares of common stock	$ 0	$ 1,500	$ 2,000